Other Fixed Assets (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property Plant And Equipment [Line Items]
Depreciation expense	$ 21,325	$ 20,467	$ 22,102
Net book value	253,768	22,909
Land
Property Plant And Equipment [Line Items]
Cost at beginning of period	9,036	9,036
Additions	0	0
Disposals	0	0
Cost at end of period	9,036	9,036
Accumulated depreciation at beginning of period	0	0
Depreciation expense	0	0
Disposals	0	0
Accumulated depreciation at end of period	0	0
Net book value	9,036	9,036	9,036
Buildings
Property Plant And Equipment [Line Items]
Cost at beginning of period	3,459	3,459
Additions	0	0
Disposals	0	0
Cost at end of period	3,459	3,459
Accumulated depreciation at beginning of period	519	450
Depreciation expense	83	69
Disposals	0	0
Accumulated depreciation at end of period	602	519
Net book value	2,857	2,940	3,009
Storage Facility
Property Plant And Equipment [Line Items]
Cost at beginning of period	0	0
Additions	226,067	0
Disposals	0	0
Cost at end of period	226,067	0
Accumulated depreciation at beginning of period	0	0
Depreciation expense	415	0
Disposals	0	0
Accumulated depreciation at end of period	415	0
Net book value	225,652	0	0
Other
Property Plant And Equipment [Line Items]
Cost at beginning of period	13,196	3,405
Additions	7,955	10,734
Disposals	(33)	(943)
Cost at end of period	21,118	13,196
Accumulated depreciation at beginning of period	2,263	2,058
Depreciation expense	2,665	923
Disposals	(33)	(718)
Accumulated depreciation at end of period	4,895	2,263
Net book value	16,223	10,933	1,347
Total
Property Plant And Equipment [Line Items]
Cost at beginning of period	25,691	15,900
Additions	234,022	10,734
Disposals	(33)	(943)
Cost at end of period	259,680	25,691
Accumulated depreciation at beginning of period	2,782	2,508
Depreciation expense	3,163	992
Disposals	(33)	(718)
Accumulated depreciation at end of period	5,912	2,782
Net book value	$ 253,768	$ 22,909	$ 13,392